Related-Party Transactions - Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) Employee	Jun. 30, 2017 USD ($) Employee
Disclosure of key management personnel compensation [Line Items]
Wages and short-term benefits	$ 2.1	$ 2.2
Social security and other employee-related taxes	0.5	0.5
Post-employment benefits (pension plan)	0.1	0.2
Total compensation recognized in the statement of income	$ 2.7	$ 2.9
Average number of members in the period | Employee	17.33	17.00
Average number of paid members in the period | Employee	13.66	14.50
Officers [member]
Disclosure of key management personnel compensation [Line Items]
Wages and short-term benefits	$ 1.9	$ 2.0
Social security and other employee-related taxes	0.5	0.5
Post-employment benefits (pension plan)	0.1	0.2
Total compensation recognized in the statement of income	$ 2.5	$ 2.7
Average number of members in the period | Employee	7.83	8.00
Average number of paid members in the period | Employee	7.83	8.00
Board Members and Alternates [member]
Disclosure of key management personnel compensation [Line Items]
Wages and short-term benefits	$ 0.2	$ 0.2
Total compensation recognized in the statement of income	$ 0.2	$ 0.2
Average number of members in the period | Employee	9.50	9.00
Average number of paid members in the period | Employee	5.83	6.50